CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 383,471	$ 144,921	$ 1,152,479	$ 659,788
Less: Cost of Goods Sold	(376,520)	(134,630)	(1,271,808)	(716,077)
Gross Deficit	6,951	10,291	(119,329)	(56,289)
Operating Expenses:
General and administrative	(1,108,946)	(993,772)	(3,886,960)	(2,796,669)
Sales and marketing	(661,295)	(259,297)	(2,047,069)	(2,059,012)
Research and development	(216,301)	(151,169)	(662,184)	(524,692)
Related party management fee	(35,000)	(35,000)	(140,000)	(140,000)
Total Operating Expenses	(2,021,542)	(1,439,238)	(6,736,213)	(5,520,373)
Other Income (Expense)	43,280	76	195,150
Interest Expense		(1,939)	(3,036)	(105,171)
Total Other Income (Expense), net	43,280	(1,863)	192,114	(105,171)
Net Loss	$ (1,971,311)	$ (1,430,810)	$ (6,663,428)	$ (5,681,833)
Weighted average number of shares outstanding, basic	12,952,106	7,569,115
Weighted average number of shares outstanding, diluted	12,952,106	7,569,115	10,515,995	6,528,959
Loss per share, basic	$ (0.15)	$ (0.19)	$ (0.63)	$ (0.87)
Loss per share, diluted	$ (0.15)	$ (0.19)	$ (0.63)	$ (0.87)